Long-term Debt and Capital Structure - Schedule of Long Term Debt (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Debt Discounts and Transaction Costs	$ (69)	$ (58)
Long-Term Debt	7,441	6,699
Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	7,510	6,757
Long-term Borrowings [Member] | Revolving Term Debt [Member]
Disclosure of detailed information about borrowings [line items]
Revolving Term Debt		265
Long-term Borrowings [Member] | U.S. Dollar Denominated Unsecured Notes [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	$ 7,510	$ 6,492